Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 25, 2011
Prospectus Date	rr_ProspectusDate	Oct 1, 2011

ProShares Ultra MSCI EAFE

Ultra MSCI EAFE

Important Information About the Fund

ProShares Ultra MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI EAFE
Investment Advisory Fees		0.75%
Other Expenses		1.67%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		2.42%
Fee Waiver/Reimbursement	[1]	(1.47%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI EAFE	97	614	1,157	2,644

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2010): 36.87% Worst Quarter (ended 6/30/2010): -31.02% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 7.74%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra MSCI EAFE		9.40%	25.00%	Jun 2, 2009
ProShares Ultra MSCI EAFE After Taxes on Distributions		9.39%	24.98%
ProShares Ultra MSCI EAFE After Taxes on Distributions and Sale of Shares		6.13%	21.44%
ProShares Ultra MSCI EAFE MSCI EAFE Index	[1]	8.21%	16.43%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI EAFE | ProShares Ultra MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.67%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.42%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	614
5 Years	rr_ExpenseExampleYear05	1,157
10 Years	rr_ExpenseExampleYear10	2,644
Annual Return 2010	rr_AnnualReturn2010	9.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.02%)
One Year	rr_AverageAnnualReturnYear01	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	25.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
ProShares Ultra MSCI EAFE | ProShares Ultra MSCI EAFE | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	24.98%
ProShares Ultra MSCI EAFE | ProShares Ultra MSCI EAFE | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	21.44%
ProShares Ultra MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI EAFE

Important Information About the Fund

ProShares Ultra MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2010): 36.87% Worst Quarter (ended 6/30/2010): -31.02% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 7.74%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra MSCI EAFE | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.21%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra MSCI Emerging Markets

Ultra MSCI Emerging Markets

Important Information About the Fund

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Emerging Markets
Investment Advisory Fees		0.75%
Other Expenses		0.58%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.33%
Fee Waiver/Reimbursement	[1]	(0.38%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Emerging Markets	97	384	692	1,568

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 163% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities, derivatives and depositary receipts that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities, derivatives or depository receipts will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

•	Depositary Receipts — The Fund may invest in depositary receipts, which principally include:

¡	American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company.

¡	Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2010): 40.26% Worst Quarter (ended 6/30/2010): -22.79% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -1.23%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra MSCI Emerging Markets		25.32%	46.49%	Jun 2, 2009
ProShares Ultra MSCI Emerging Markets After Taxes on Distributions		25.28%	46.47%
ProShares Ultra MSCI Emerging Markets After Taxes on Distributions and Sale of Shares		16.48%	40.10%
ProShares Ultra MSCI Emerging Markets MSCI Emerging Markets Index	[1]	19.20%	29.33%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Emerging Markets | ProShares Ultra MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.33%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,568
Annual Return 2010	rr_AnnualReturn2010	25.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
One Year	rr_AverageAnnualReturnYear01	25.32%
Since Inception	rr_AverageAnnualReturnSinceInception	46.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
ProShares Ultra MSCI Emerging Markets | ProShares Ultra MSCI Emerging Markets | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.28%
Since Inception	rr_AverageAnnualReturnSinceInception	46.47%
ProShares Ultra MSCI Emerging Markets | ProShares Ultra MSCI Emerging Markets | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.48%
Since Inception	rr_AverageAnnualReturnSinceInception	40.10%
ProShares Ultra MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI Emerging Markets

Important Information About the Fund

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 163% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities, derivatives and depositary receipts that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in equity securities, derivatives or depository receipts will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

•	Depositary Receipts — The Fund may invest in depositary receipts, which principally include:

¡	American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company.

¡	Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2010): 40.26% Worst Quarter (ended 6/30/2010): -22.79% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -1.23%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra MSCI Emerging Markets | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.20%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	29.33%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra MSCI Europe

Ultra MSCI Europe

Important Information About the Fund

ProShares Ultra MSCI Europe (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Europe Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "MXEU."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Europe
Investment Advisory Fees		0.75%
Other Expenses		2.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.05%
Fee Waiver/Reimbursement	[1]	(2.10%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Europe	97	744	1,417	3,216

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.82%. The Index's highest June to June volatility rate during the five-year period was 46.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.63%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Europe | ProShares Ultra MSCI Europe
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.05%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.10%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	744
5 Years	rr_ExpenseExampleYear05	1,417
10 Years	rr_ExpenseExampleYear10	3,216
ProShares Ultra MSCI Europe
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI Europe

Important Information About the Fund

ProShares Ultra MSCI Europe (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Europe Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "MXEU."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.82%. The Index's highest June to June volatility rate during the five-year period was 46.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.63%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra MSCI Pacific ex-Japan

Ultra MSCI Pacific ex-Japan

Important Information About the Fund

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Pacific Ex-Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 4 developed market countries/cities: Australia, Hong Kong, New Zealand and Singapore. As of June 30, 2011, the Index included companies with capitalizations between  $949.3 million and  $150.6 billion. The average capitalization of the companies comprising the Index was approximately  $10.2 billion. The Index is published under the Bloomberg ticker symbol "MXPCJ."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Pacific ex-Japan
Investment Advisory Fees		0.75%
Other Expenses		2.31%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		3.06%
Fee Waiver/Reimbursement	[1]	(2.11%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Pacific ex-Japan	97	746	1,421	3,225

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.45%. The Index's highest June to June volatility rate during the five-year period was 46.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Pacific ex-Japan | ProShares Ultra MSCI Pacific ex-Japan
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.31%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.06%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.11%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	746
5 Years	rr_ExpenseExampleYear05	1,421
10 Years	rr_ExpenseExampleYear10	3,225
ProShares Ultra MSCI Pacific ex-Japan
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI Pacific ex-Japan

Important Information About the Fund

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Pacific Ex-Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 4 developed market countries/cities: Australia, Hong Kong, New Zealand and Singapore. As of June 30, 2011, the Index included companies with capitalizations between  $949.3 million and  $150.6 billion. The average capitalization of the companies comprising the Index was approximately  $10.2 billion. The Index is published under the Bloomberg ticker symbol "MXPCJ."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.45%. The Index's highest June to June volatility rate during the five-year period was 46.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra MSCI Brazil

Ultra MSCI Brazil

Important Information About the Fund

ProShares Ultra MSCI Brazil (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Brazil Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index included companies with capitalizations between  $884.3 million and  $63.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.4 billion. The Index is published under the Bloomberg ticker symbol "MXBR."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Brazil
Investment Advisory Fees		0.75%
Other Expenses		0.95%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.70%
Fee Waiver/Reimbursement	[1]	(0.75%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Brazil	97	462	853	1,946

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 42.18%. The Index's highest June to June volatility rate during the five-year period was 72.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 18.52%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Brazil it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Brazil and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Brazil | ProShares Ultra MSCI Brazil
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.70%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	853
10 Years	rr_ExpenseExampleYear10	1,946
ProShares Ultra MSCI Brazil
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI Brazil

Important Information About the Fund

ProShares Ultra MSCI Brazil (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Brazil Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index included companies with capitalizations between  $884.3 million and  $63.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.4 billion. The Index is published under the Bloomberg ticker symbol "MXBR."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

•

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 42.18%. The Index's highest June to June volatility rate during the five-year period was 72.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 18.52%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Brazil it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Brazil and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Ultra FTSE China 25

Ultra FTSE China 25

Important Information About the Fund

ProShares Ultra FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra FTSE China 25
Investment Advisory Fees		0.75%
Other Expenses		0.52%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.27%
Fee Waiver/Reimbursement	[1]	(0.32%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra FTSE China 25	97	371	666	1,506

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2010): 19.15% Worst Quarter (ended 6/30/2010): -13.21% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 1.61%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra FTSE China 25		2.68%	13.32%	Jun 2, 2009
ProShares Ultra FTSE China 25 After Taxes on Distributions		2.68%	13.32%
ProShares Ultra FTSE China 25 After Taxes on Distributions and Sale of Shares		1.74%	11.38%
ProShares Ultra FTSE China 25 FTSE China 25 Index	[1]	3.45%	11.29%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra FTSE China 25 | ProShares Ultra FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.27%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,506
Annual Return 2010	rr_AnnualReturn2010	2.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.21%)
One Year	rr_AverageAnnualReturnYear01	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
ProShares Ultra FTSE China 25 | ProShares Ultra FTSE China 25 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
ProShares Ultra FTSE China 25 | ProShares Ultra FTSE China 25 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
ProShares Ultra FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra FTSE China 25

Important Information About the Fund

ProShares Ultra FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2010): 19.15% Worst Quarter (ended 6/30/2010): -13.21% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 1.61%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra FTSE China 25 | FTSE China 25 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra MSCI Japan

Ultra MSCI Japan

Important Information About the Fund

ProShares Ultra MSCI Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free-float adjusted, market capitalization in each industry group in Japan. As of June 30, 2011, the Index included companies with capitalizations between  $979.3 million and  $112.7 billion. The average capitalization of the companies comprising the Index was approximately  $7.2 billion. The Index is published under the Bloomberg ticker symbol "MXJP."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Japan
Investment Advisory Fees		0.75%
Other Expenses		1.12%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.87%
Fee Waiver/Reimbursement	[1]	(0.92%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Japan	97	498	925	2,115

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.71%. The Index's highest June to June volatility rate during the five-year period was 39.51% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -3.64%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Japan it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2010): 21.93% Worst Quarter (ended 6/30/2010): -22.04% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.93%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Ultra MSCI Japan		23.95%	18.10%	Jun 2, 2009
ProShares Ultra MSCI Japan After Taxes on Distributions		23.95%	18.10%
ProShares Ultra MSCI Japan After Taxes on Distributions and Sale of Shares		15.57%	15.49%
ProShares Ultra MSCI Japan MSCI Japan Index	[1]	15.59%	12.52%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Japan | ProShares Ultra MSCI Japan
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.87%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	498
5 Years	rr_ExpenseExampleYear05	925
10 Years	rr_ExpenseExampleYear10	2,115
Annual Return 2010	rr_AnnualReturn2010	23.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
One Year	rr_AverageAnnualReturnYear01	23.95%
Since Inception	rr_AverageAnnualReturnSinceInception	18.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
ProShares Ultra MSCI Japan | ProShares Ultra MSCI Japan | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.95%
Since Inception	rr_AverageAnnualReturnSinceInception	18.10%
ProShares Ultra MSCI Japan | ProShares Ultra MSCI Japan | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.57%
Since Inception	rr_AverageAnnualReturnSinceInception	15.49%
ProShares Ultra MSCI Japan
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI Japan

Important Information About the Fund

ProShares Ultra MSCI Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free-float adjusted, market capitalization in each industry group in Japan. As of June 30, 2011, the Index included companies with capitalizations between  $979.3 million and  $112.7 billion. The average capitalization of the companies comprising the Index was approximately  $7.2 billion. The Index is published under the Bloomberg ticker symbol "MXJP."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.71%. The Index's highest June to June volatility rate during the five-year period was 39.51% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -3.64%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments only in Japan it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2010): 21.93% Worst Quarter (ended 6/30/2010): -22.04% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.93%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively monitor their investments.

ProShares Ultra MSCI Japan | MSCI Japan Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.59%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	12.52%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Ultra MSCI Mexico Investable Market

Ultra MSCI Mexico Investable Market

Important Information About the Fund

ProShares Ultra MSCI Mexico Investable Market (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Mexico Investable Market Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2011, the Index included companies with capitalizations between  $74.3 million and  $52.6 billion. The average capitalization of the companies comprising the Index was approximately  $4.3 billion. The Index is published under the Bloomberg ticker symbol "MZMXI."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Ultra MSCI Mexico Investable Market
Investment Advisory Fees		0.75%
Other Expenses		3.28%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		4.03%
Fee Waiver/Reimbursement	[1]	(3.08%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI Mexico Investable Market	97	944	1,807	4,040

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer staples industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.74%. The Index's highest June to June volatility rate during the five-year period was 53.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.86%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.
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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Mexico it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Mexico and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Ultra MSCI Mexico Investable Market | ProShares Ultra MSCI Mexico Investable Market
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.28%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	4.03%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.08%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	944
5 Years	rr_ExpenseExampleYear05	1,807
10 Years	rr_ExpenseExampleYear10	4,040
ProShares Ultra MSCI Mexico Investable Market
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Ultra MSCI Mexico Investable Market

Important Information About the Fund

ProShares Ultra MSCI Mexico Investable Market (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the MSCI Mexico Investable Market Index® (the "Index") for that period. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2011, the Index included companies with capitalizations between  $74.3 million and  $52.6 billion. The average capitalization of the companies comprising the Index was approximately  $4.3 billion. The Index is published under the Bloomberg ticker symbol "MZMXI."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund's exposure will need to be decreased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice (2x) the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance increases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer staples industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer staples industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with leverage; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice (2x) the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice (2x) the performance of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.74%. The Index's highest June to June volatility rate during the five-year period was 53.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.86%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., 2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.
•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Mexico it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Mexico and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares Short MSCI EAFE

Short MSCI EAFE

Important Information About the Fund

ProShares Short MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short MSCI EAFE
Investment Advisory Fees		0.75%
Other Expenses		0.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.05%
Fee Waiver/Reimbursement	[1]	(0.10%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short MSCI EAFE	97	324	570	1,274

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 18.29% Worst Quarter (ended 6/30/2009): -22.11% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -7.33%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short MSCI EAFE		(14.22%)	(4.82%)	Oct 23, 2007
ProShares Short MSCI EAFE After Taxes on Distributions		(14.22%)	(6.57%)
ProShares Short MSCI EAFE After Taxes on Distributions and Sale of Shares		(9.24%)	(4.67%)
ProShares Short MSCI EAFE MSCI EAFE Index	[1]	8.21%	(6.71%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short MSCI EAFE | ProShares Short MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.05%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	1,274
Annual Return 2008	rr_AnnualReturn2008	38.11%
Annual Return 2009	rr_AnnualReturn2009	(30.67%)
Annual Return 2010	rr_AnnualReturn2010	(14.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
One Year	rr_AverageAnnualReturnYear01	(14.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2007
ProShares Short MSCI EAFE | ProShares Short MSCI EAFE | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.57%)
ProShares Short MSCI EAFE | ProShares Short MSCI EAFE | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.67%)
ProShares Short MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short MSCI EAFE

Important Information About the Fund

ProShares Short MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 18.29% Worst Quarter (ended 6/30/2009): -22.11% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -7.33%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short MSCI EAFE | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.21%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.71%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short MSCI Emerging Markets

Short MSCI Emerging Markets

Important Information About the Fund

ProShares Short MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short MSCI Emerging Markets
Investment Advisory Fees		0.75%
Other Expenses		0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.04%
Fee Waiver/Reimbursement	[1]	(0.09%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short MSCI Emerging Markets	97	322	565	1,263

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.
•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 19.83% Worst Quarter (ended 6/30/2009): -27.1% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -3.55%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares Short MSCI Emerging Markets		(20.83%)	(20.37%)	Oct 30, 2007
ProShares Short MSCI Emerging Markets After Taxes on Distributions		(20.83%)	(21.24%)
ProShares Short MSCI Emerging Markets After Taxes on Distributions and Sale of Shares		(13.54%)	(16.67%)
ProShares Short MSCI Emerging Markets MSCI Emerging Markets Index	[1]	19.20%	(2.06%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short MSCI Emerging Markets | ProShares Short MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.04%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	565
10 Years	rr_ExpenseExampleYear10	1,263
Annual Return 2008	rr_AnnualReturn2008	19.09%
Annual Return 2009	rr_AnnualReturn2009	(50.62%)
Annual Return 2010	rr_AnnualReturn2010	(20.83%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
One Year	rr_AverageAnnualReturnYear01	(20.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
ProShares Short MSCI Emerging Markets | ProShares Short MSCI Emerging Markets | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(20.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.24%)
ProShares Short MSCI Emerging Markets | ProShares Short MSCI Emerging Markets | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.67%)
ProShares Short MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short MSCI Emerging Markets

Important Information About the Fund

ProShares Short MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.
•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 19.83% Worst Quarter (ended 6/30/2009): -27.1% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -3.55%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively monitor their investments.

ProShares Short MSCI Emerging Markets | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.20%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.06%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares Short FTSE China 25

Short FTSE China 25

Important Information About the Fund

ProShares Short FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares Short FTSE China 25
Investment Advisory Fees		0.75%
Other Expenses		0.99%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.74%
Fee Waiver/Reimbursement	[1]	(0.79%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Short FTSE China 25	97	471	870	1,986

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares Short FTSE China 25 | ProShares Short FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.74%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	870
10 Years	rr_ExpenseExampleYear10	1,986
ProShares Short FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Short FTSE China 25

Important Information About the Fund

ProShares Short FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return the same as or more than the inverse performance (-1x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance (-1x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -1x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of the inverse (-1x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

ProShares UltraShort MSCI EAFE

UltraShort MSCI EAFE

Important Information About the Fund

ProShares UltraShort MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI EAFE
Investment Advisory Fees		0.75%
Other Expenses		0.71%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.46%
Fee Waiver/Reimbursement	[1]	(0.51%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI EAFE	97	412	749	1,703

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies
The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.
•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results
The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 34.95% Worst Quarter (ended 6/30/2009): -40.69% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -15.49%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI EAFE		(30.60%)	(20.65%)	Oct 23, 2007
ProShares UltraShort MSCI EAFE After Taxes on Distributions		(30.60%)	(22.47%)
ProShares UltraShort MSCI EAFE After Taxes on Distributions and Sale of Shares		(19.89%)	(16.50%)
ProShares UltraShort MSCI EAFE MSCI EAFE Index	[1]	8.21%	(6.71%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI EAFE | ProShares UltraShort MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.46%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	749
10 Years	rr_ExpenseExampleYear10	1,703
Annual Return 2008	rr_AnnualReturn2008	49.19%
Annual Return 2009	rr_AnnualReturn2009	(56.51%)
Annual Return 2010	rr_AnnualReturn2010	(30.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.69%)
One Year	rr_AverageAnnualReturnYear01	(30.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 23, 2007
ProShares UltraShort MSCI EAFE | ProShares UltraShort MSCI EAFE | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(30.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(22.47%)
ProShares UltraShort MSCI EAFE | ProShares UltraShort MSCI EAFE | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(19.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.50%)
ProShares UltraShort MSCI EAFE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI EAFE

Important Information About the Fund

ProShares UltraShort MSCI EAFE (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI EAFE Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2011, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $12.2 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.
•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 23.03%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 1.96%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 34.95% Worst Quarter (ended 6/30/2009): -40.69% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -15.49%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI EAFE | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.21%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.71%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Emerging Markets

UltraShort MSCI Emerging Markets

Important Information About the Fund

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Emerging Markets
Investment Advisory Fees		0.75%
Other Expenses		0.25%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.00%
Fee Waiver/Reimbursement	[1]	(0.05%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Emerging Markets	97	313	548	1,220

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2008): 30.25% Worst Quarter (ended 6/30/2009): -48.82% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -8.29%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Emerging Markets		(41.65%)	(52.40%)	Oct 30, 2007
ProShares UltraShort MSCI Emerging Markets After Taxes on Distributions		(41.65%)	(52.65%)
ProShares UltraShort MSCI Emerging Markets After Taxes on Distributions and Sale of Shares		(27.08%)	(36.61%)
ProShares UltraShort MSCI Emerging Markets MSCI Emerging Markets Index	[1]	19.20%	(2.06%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Emerging Markets | ProShares UltraShort MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.00%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	548
10 Years	rr_ExpenseExampleYear10	1,220
Annual Return 2008	rr_AnnualReturn2008	(24.96%)
Annual Return 2009	rr_AnnualReturn2009	(79.29%)
Annual Return 2010	rr_AnnualReturn2010	(41.65%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.82%)
One Year	rr_AverageAnnualReturnYear01	(41.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(52.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
ProShares UltraShort MSCI Emerging Markets | ProShares UltraShort MSCI Emerging Markets | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(41.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(52.65%)
ProShares UltraShort MSCI Emerging Markets | ProShares UltraShort MSCI Emerging Markets | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(27.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(36.61%)
ProShares UltraShort MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI Emerging Markets

Important Information About the Fund

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Emerging Markets Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2011, the Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2011, the Index included companies with capitalizations between  $385.5 million and  $85.5 billion. The average capitalization of the companies comprising the Index was approximately  $4.8 billion. The Index is published under the Bloomberg ticker symbol "MXEF."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.45%. The Index's highest June to June volatility rate during the five-year period was 43.32% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 11.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund's foreign investments will be in developing or "emerging market" countries, all the aforementioned factors are heightened and foreign investments risk is higher.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2008): 30.25% Worst Quarter (ended 6/30/2009): -48.82% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -8.29%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Emerging Markets | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.20%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.06%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Europe

UltraShort MSCI Europe

Important Information About the Fund

ProShares UltraShort MSCI Europe (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Europe Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "MXEU."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Europe
Investment Advisory Fees		0.75%
Other Expenses		0.38%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.13%
Fee Waiver/Reimbursement	[1]	(0.18%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Europe	97	341	605	1,359

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.82%. The Index's highest June to June volatility rate during the five-year period was 46.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.63%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 25.4% Worst Quarter (ended 9/30/2010): -36.82% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -24.39%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Europe		(35.60%)	(48.69%)	Jun 16, 2009
ProShares UltraShort MSCI Europe After Taxes on Distributions		(35.60%)	(48.69%)
ProShares UltraShort MSCI Europe After Taxes on Distributions and Sale of Shares		(23.14%)	(40.10%)
ProShares UltraShort MSCI Europe MSCI Europe Index	[1]	4.49%	19.86%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Europe | ProShares UltraShort MSCI Europe
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.13%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	341
5 Years	rr_ExpenseExampleYear05	605
10 Years	rr_ExpenseExampleYear10	1,359
Annual Return 2010	rr_AnnualReturn2010	(35.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.82%)
One Year	rr_AverageAnnualReturnYear01	(35.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(48.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
ProShares UltraShort MSCI Europe | ProShares UltraShort MSCI Europe | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(35.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(48.69%)
ProShares UltraShort MSCI Europe | ProShares UltraShort MSCI Europe | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(23.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(40.10%)
ProShares UltraShort MSCI Europe
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI Europe

Important Information About the Fund

ProShares UltraShort MSCI Europe (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Europe Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2011, the Index included companies with capitalizations between  $861.9 million and  $215 billion. The average capitalization of the companies comprising the Index was approximately  $16.4 billion. The Index is published under the Bloomberg ticker symbol "MXEU."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 27.82%. The Index's highest June to June volatility rate during the five-year period was 46.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 2.63%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 25.4% Worst Quarter (ended 9/30/2010): -36.82% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -24.39%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Europe | MSCI Europe Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.49%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	19.86%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Pacific ex-Japan

UltraShort MSCI Pacific ex-Japan

Important Information About the Fund

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Pacific ex-Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 4 developed market countries/cities: Australia, Hong Kong, New Zealand and Singapore. As of June 30, 2011, the Index included companies with capitalizations between  $949.3 million and  $150.6 billion. The average capitalization of the companies comprising the Index was approximately  $10.2 billion. The Index is published under the Bloomberg ticker symbol "MXPCJ."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Pacific ex-Japan
Investment Advisory Fees		0.75%
Other Expenses		4.38%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		5.13%
Fee Waiver/Reimbursement	[1]	(4.18%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Pacific ex-Japan	97	1,163	2,226	4,873

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.45%. The Index's highest June to June volatility rate during the five-year period was 46.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 25.31% Worst Quarter (ended 9/30/2010): -37.71% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -11.61%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Pacific ex-Japan		(43.42%)	(57.11%)	Jun 16, 2009
ProShares UltraShort MSCI Pacific ex-Japan After Taxes on Distributions		(43.42%)	(57.11%)
ProShares UltraShort MSCI Pacific ex-Japan After Taxes on Distributions and Sale of Shares		(28.23%)	(46.56%)
ProShares UltraShort MSCI Pacific ex-Japan MSCI Pacific ex-Japan Index	[1]	17.07%	35.09%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Pacific ex-Japan | ProShares UltraShort MSCI Pacific ex-Japan
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	4.38%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	5.13%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.18%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	1,163
5 Years	rr_ExpenseExampleYear05	2,226
10 Years	rr_ExpenseExampleYear10	4,873
Annual Return 2010	rr_AnnualReturn2010	(43.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.71%)
One Year	rr_AverageAnnualReturnYear01	(43.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(57.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
ProShares UltraShort MSCI Pacific ex-Japan | ProShares UltraShort MSCI Pacific ex-Japan | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(43.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(57.11%)
ProShares UltraShort MSCI Pacific ex-Japan | ProShares UltraShort MSCI Pacific ex-Japan | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(28.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(46.56%)
ProShares UltraShort MSCI Pacific ex-Japan
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI Pacific ex-Japan

Important Information About the Fund

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Pacific ex-Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index consists of the following 4 developed market countries/cities: Australia, Hong Kong, New Zealand and Singapore. As of June 30, 2011, the Index included companies with capitalizations between  $949.3 million and  $150.6 billion. The average capitalization of the companies comprising the Index was approximately  $10.2 billion. The Index is published under the Bloomberg ticker symbol "MXPCJ."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 46.29% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 28.45%. The Index's highest June to June volatility rate during the five-year period was 46.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.74%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 25.31% Worst Quarter (ended 9/30/2010): -37.71% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -11.61%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Pacific ex-Japan | MSCI Pacific ex-Japan Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.07%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	35.09%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Brazil

UltraShort MSCI Brazil

Important Information About the Fund

ProShares UltraShort MSCI Brazil (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Brazil Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index included companies with capitalizations between  $884.3 million and  $63.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.4 billion. The Index is published under the Bloomberg ticker symbol "MXBR."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Brazil
Investment Advisory Fees		0.75%
Other Expenses		0.65%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.40%
Fee Waiver/Reimbursement	[1]	(0.45%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Brazil	97	399	723	1,641

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 42.18%. The Index's highest June to June volatility rate during the five-year period was 72.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 18.52%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of owner-ship of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments only in Brazil it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Brazil and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 24.11% Worst Quarter (ended 9/30/2010): -38.43% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 0.33%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Brazil		(35.17%)	(59.19%)	Jun 16, 2009
ProShares UltraShort MSCI Brazil After Taxes on Distributions		(35.17%)	(59.19%)
ProShares UltraShort MSCI Brazil After Taxes on Distributions and Sale of Shares		(22.86%)	(48.13%)
ProShares UltraShort MSCI Brazil MSCI Brazil Index	[1]	6.81%	31.17%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Brazil | ProShares UltraShort MSCI Brazil
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.40%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,641
Annual Return 2010	rr_AnnualReturn2010	(35.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.43%)
One Year	rr_AverageAnnualReturnYear01	(35.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(59.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
ProShares UltraShort MSCI Brazil | ProShares UltraShort MSCI Brazil | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(35.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(59.19%)
ProShares UltraShort MSCI Brazil | ProShares UltraShort MSCI Brazil | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(48.13%)
ProShares UltraShort MSCI Brazil
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI Brazil

Important Information About the Fund

ProShares UltraShort MSCI Brazil (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Brazil Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2011, the Index included companies with capitalizations between  $884.3 million and  $63.8 billion. The average capitalization of the companies comprising the Index was approximately  $7.4 billion. The Index is published under the Bloomberg ticker symbol "MXBR."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial industry groups, which comprised approximately 25.02% of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 42.18%. The Index's highest June to June volatility rate during the five-year period was 72.1% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 18.52%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of owner-ship of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Brazil it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Brazil and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 24.11% Worst Quarter (ended 9/30/2010): -38.43% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was 0.33%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Brazil | MSCI Brazil Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.81%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	31.17%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort FTSE China 25

UltraShort FTSE China 25

Important Information About the Fund

ProShares UltraShort FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort FTSE China 25
Investment Advisory Fees		0.75%
Other Expenses		0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.04%
Fee Waiver/Reimbursement	[1]	(0.09%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort FTSE China 25	97	322	565	1,263

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2008): 23.66% Worst Quarter (ended 12/31/2008): -61.25% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -10.51%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort FTSE China 25		(28.32%)	(53.93%)	Nov 6, 2007
ProShares UltraShort FTSE China 25 After Taxes on Distributions		(28.32%)	(53.99%)
ProShares UltraShort FTSE China 25 After Taxes on Distributions and Sale of Shares		(18.41%)	(37.70%)
ProShares UltraShort FTSE China 25 FTSE China 25 Index	[1]	3.45%	(9.71%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort FTSE China 25 | ProShares UltraShort FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.04%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	565
10 Years	rr_ExpenseExampleYear10	1,263
Annual Return 2008	rr_AnnualReturn2008	(53.52%)
Annual Return 2009	rr_AnnualReturn2009	(76.27%)
Annual Return 2010	rr_AnnualReturn2010	(28.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(61.25%)
One Year	rr_AverageAnnualReturnYear01	(28.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(53.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2007
ProShares UltraShort FTSE China 25 | ProShares UltraShort FTSE China 25 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(28.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(53.99%)
ProShares UltraShort FTSE China 25 | ProShares UltraShort FTSE China 25 | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(37.70%)
ProShares UltraShort FTSE China 25
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort FTSE China 25

Important Information About the Fund

ProShares UltraShort FTSE China 25 (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the FTSE China 25 Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2011, the Index included companies with capitalizations between  $91.9 billion and  $2.4 trillion. The average capitalization of the companies comprising the Index was approximately  $100.0 billion. The Index is published under the Bloomberg ticker symbol "XIN0I."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the financial and energy industry groups, which comprised approximately 51.62% and 25.21%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 38.19%. The Index's highest June to June volatility rate during the five-year period was 60.89% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 13.37%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Geographic Concentration Risk — Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2008): 23.66% Worst Quarter (ended 12/31/2008): -61.25% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -10.51%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort FTSE China 25 | FTSE China 25 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.71%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Japan

UltraShort MSCI Japan

Important Information About the Fund

ProShares UltraShort MSCI Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free-float adjusted, market capitalization in each industry group in Japan. As of June 30, 2011, the Index included companies with capitalizations between  $979.3 million and  $112.7 billion. The average capitalization of the companies comprising the Index was approximately  $7.2 billion. The Index is published under the Bloomberg ticker symbol "MXJP."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Japan
Investment Advisory Fees		0.75%
Other Expenses		0.89%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		1.64%
Fee Waiver/Reimbursement	[1]	(0.69%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Japan	97	450	827	1,886

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.71%. The Index's highest June to June volatility rate during the five-year period was 39.51% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -3.64%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term per -formance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments only in Japan it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2009): 29.19% Worst Quarter (ended 6/30/2009): -34.23% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -0.88%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Japan		(30.70%)	(16.29%)	Nov 6, 2007
ProShares UltraShort MSCI Japan After Taxes on Distributions		(30.70%)	(17.69%)
ProShares UltraShort MSCI Japan After Taxes on Distributions and Sale of Shares		(19.96%)	(13.69%)
ProShares UltraShort MSCI Japan MSCI Japan Index	[1]	15.59%	(5.40%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Japan | ProShares UltraShort MSCI Japan
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.64%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	450
5 Years	rr_ExpenseExampleYear05	827
10 Years	rr_ExpenseExampleYear10	1,886
Annual Return 2008	rr_AnnualReturn2008	2.85%
Annual Return 2009	rr_AnnualReturn2009	(26.12%)
Annual Return 2010	rr_AnnualReturn2010	(30.70%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.23%)
One Year	rr_AverageAnnualReturnYear01	(30.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 2007
ProShares UltraShort MSCI Japan | ProShares UltraShort MSCI Japan | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(30.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.69%)
ProShares UltraShort MSCI Japan | ProShares UltraShort MSCI Japan | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(19.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.69%)
ProShares UltraShort MSCI Japan
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

UltraShort MSCI Japan

Important Information About the Fund

ProShares UltraShort MSCI Japan (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Japan Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index includes 85% of free-float adjusted, market capitalization in each industry group in Japan. As of June 30, 2011, the Index included companies with capitalizations between  $979.3 million and  $112.7 billion. The average capitalization of the companies comprising the Index was approximately  $7.2 billion. The Index is published under the Bloomberg ticker symbol "MXJP."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

•

Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 25.71%. The Index's highest June to June volatility rate during the five-year period was 39.51% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was -3.64%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term per -formance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Geographic Concentration Risk — Because the Fund focuses its investments only in Japan it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

•

Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

•

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2009): 29.19% Worst Quarter (ended 6/30/2009): -34.23% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -0.88%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Japan | MSCI Japan Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.59%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.40%)	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

ProShares UltraShort MSCI Mexico Investable Market
UltraShort MSCI Mexico Investable Market

Important Information About the Fund

ProShares UltraShort MSCI Mexico Investable Market (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Mexico Investable Market Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2011, the Index included companies with capitalizations between  $74.3 million and  $52.6 billion. The average capitalization of the companies comprising the Index was approximately  $4.3 billion. The Index is published under the Bloomberg ticker symbol "MZMXI."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		ProShares UltraShort MSCI Mexico Investable Market
Investment Advisory Fees		0.75%
Other Expenses		3.96%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		4.71%
Fee Waiver/Reimbursement	[1]	(3.76%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares UltraShort MSCI Mexico Investable Market	97	1,080	2,069	4,566

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer non-cyclical industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.74%. The Index's highest June to June volatility rate during the five-year period was 53.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.86%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments only in Mexico it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Mexico and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Investment Results

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2010): 12.38% Worst Quarter (ended 12/31/2010): -29.85% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.88%.
Average Annual Total Returns As of December 31, 2010
Average Annual Total Returns -		One Year	Since Inception	Inception Date
ProShares UltraShort MSCI Mexico Investable Market		(50.26%)	(62.47%)	Jun 16, 2009
ProShares UltraShort MSCI Mexico Investable Market After Taxes on Distributions		(50.26%)	(62.47%)
ProShares UltraShort MSCI Mexico Investable Market After Taxes on Distributions and Sale of Shares		(32.67%)	(50.56%)
ProShares UltraShort MSCI Mexico Investable Market MSCI Mexico Investable Market Index	[1]	27.45%	44.21%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
ProShares UltraShort MSCI Mexico Investable Market | ProShares UltraShort MSCI Mexico Investable Market
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.96%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	4.71%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.76%)	[1]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	1,080
5 Years	rr_ExpenseExampleYear05	2,069
10 Years	rr_ExpenseExampleYear10	4,566
Annual Return 2010	rr_AnnualReturn2010	(50.26%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.85%)
One Year	rr_AverageAnnualReturnYear01	(50.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(62.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
ProShares UltraShort MSCI Mexico Investable Market | ProShares UltraShort MSCI Mexico Investable Market | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(50.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(62.47%)
ProShares UltraShort MSCI Mexico Investable Market | ProShares UltraShort MSCI Mexico Investable Market | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(32.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(50.56%)
ProShares UltraShort MSCI Mexico Investable Market
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
UltraShort MSCI Mexico Investable Market

Important Information About the Fund

ProShares UltraShort MSCI Mexico Investable Market (the "Fund") seeks investment results for a single day only, not for longer periods. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the MSCI Mexico Investable Market Index® (the "Index") for that period. Longer holding periods, higher index volatility, inverse multiples, and greater leverage each exacerbate the impact of compounding on a fund's returns. During periods of higher index volatility, the volatility of the Index may affect the Fund's return as much as or more than the return of the Index.

The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. Component companies must meet objective criteria for inclusion in the MSCI Mexico Investable Market Index, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership. As of June 30, 2011, the Index included companies with capitalizations between  $74.3 million and  $52.6 billion. The average capitalization of the companies comprising the Index was approximately  $4.3 billion. The Index is published under the Bloomberg ticker symbol "MZMXI."

Because the level of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund's NAV per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. However, this portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments.

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Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:

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Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of twice the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index, which are intended to have aggregate characteristics similar to those of a multiple of the inverse of the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The impact of the Index's movements during the day will affect whether the Fund's portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund's inverse exposure will need to be increased. Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. A Fund will lose money if the Index performance is flat over time, and it is possible that the Fund will lose money over time even if the Index's performance decreases, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer non-cyclical industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2011, the Index was concentrated in the telecommunications services and consumer non-cyclical industry groups, which comprised approximately 30.66% and 25.60%, respectively, of the market capitalization of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

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Risks Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investments in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. Particularly when used to create inverse leveraged exposure, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's NAV, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day. The cost to use derivatives generally increases as interest rates increase, which will lower the Fund's return.

Further, because the Fund includes a multiplier of twice the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

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Compounding Risk — As a result of mathematical compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from twice the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index performance and Index volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or borrowing/lending rates were reflected, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance (-2x) of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the inverse performance (-2x) of the Index. For periods longer than one day, the Fund will lose money when the Index performance is flat and can lose money when the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	-200% One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The Index's annualized historical volatility rate for the five-year period ended June 30, 2011 was 31.74%. The Index's highest June to June volatility rate during the five-year period was 53.79% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2011 was 10.86%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of an underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Leveraged, Inverse and Inverse Leveraged Funds and the Impact of Compounding" in the Fund's full prospectus and "Special Note Regarding the Correlation Risks of Leveraged Funds" in the Fund's Statement of Additional Information.

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Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will be perfectly exposed (i.e., -2x) to the Index at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the Index level is volatile near the close of the trading day.

Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the Index reverses all or a portion of its intraday move by the end of the day.

A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund's ability to meet its daily investment objective on or around that day.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may be unable to meet its investment objective, and/or may incur substantial trading losses.

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Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to a multiple of twice the inverse (-2x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

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Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the Index, such occurrences may introduce more volatility to the Fund.

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Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provides the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

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Geographic Concentration Risk — Because the Fund focuses its investments only in Mexico it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Mexico and subject to the related risks.

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Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of twice the inverse (-2x) of the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.

•	Inverse Correlation Risk — Shareholders will lose money when the Index rises—a result that is the opposite from traditional funds.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from obtaining exposure to or achieving a high inverse correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may adversely impact the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of a counterparty or counterparties. During such periods, the Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

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Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to twice the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

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Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the inverse of the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of assets in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's results can be obtained by visiting proshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's investment results during its first full calendar-year of operations, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	proshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2010): 12.38% Worst Quarter (ended 12/31/2010): -29.85% The year-to-date return as of the most recent quarter, which ended June 30, 2011, was -9.88%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively monitor their investments.

ProShares UltraShort MSCI Mexico Investable Market | MSCI Mexico Investable Market Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	44.21%	[2]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 1, 2011